Subsequent Events (Details Narrative)	1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 27, 2026 USD ($) Capacity	Jul. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Aug. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Subsequent Event [Line Items]
Property, Plant and Equipment, Net			$ 4,575,031,000		$ 4,575,031,000				$ 4,389,868,000
Aggregate gain on sale of vessels			$ 32,952,000	$ 5,601,000	$ 41,536,000	$ (329,000)
Forecast [Member] | Initial Common Unit Repurchase Program [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount								$ 100,000,000
Forecast [Member] | Maximum [Member] | New Common Unit Repurchase Program [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount							$ 200,000,000
Forecast [Member] | Maximum [Member] | Aggregate Common Unit Repurchase Program [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount								$ 207,381,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate gain on sale of vessels	$ 47,222,000
2008-built [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built	2008
Vessel type	containership
Vessel capacity in TEU | Capacity	4,730
Date of expected delivery of vessel	second half of 2027
2009-built [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built	2009
Vessel type	capesize
Vessel capacity in DWT | Capacity	180,727
Date of expected delivery of vessel	second half of 2026
2008-2029 built [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Property, Plant and Equipment, Net	$ 65,250,000
Nave Anthos [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel year built	2026
Vessel type	Aframax/LR2
Vessel capacity in DWT | Capacity	117,012
Newbuilding Scrubber-fitted VLCC Tanker [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Date of expected delivery of vessel		second half of 2029
Additions		$ 120,500,000
Japanese Newbuilding Scrubber-fitted Capesize Vessel [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Date of expected delivery of vessel		second half of 2029
Bareboat-in contract term		ten-year
Deposits for acquisition/ option to acquire vessel		$ (5,500,000)